CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Purchase price, per unit	$ 10.00
Class A Common Stock Subject to Redemption
Temporary equity, par value, (per share)	$ 0.0001	$ 0.0001
Temporary Equity, Shares Outstanding	27,600,000	0
Temporary equity, shares issued	27,600,000	0
Purchase price, per unit	$ 10.00	$ 10.00
Class A Ordinary shares
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	27,600,000	0
Common stock, shares outstanding	27,600,000	0
Class B Ordinary share
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	6,900,000	6,900,000
Common stock, shares outstanding	6,900,000	6,900,000